Real Estate Properties under Development, Net (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Schedule of Real Estate Properties

The following summarizes the components of current portion of real estate properties under development as at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Construction in progress	—	9,636
Land use right	—	112,057
Net book value	$—	$121,693

The following summarizes the components of non-current portion of real estate properties under development at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Building at cost	$27,732	$31,678
Less: accumulated depreciation	(15,007)	(16,065)
	12,725	15,613
Construction in progress	156,221	92,533
Land use right	82,739	82,346
Net book value	$251,685	$190,492

Schedule of Lease Building to Third Parties with the Carrying Amount

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2019	2020
	(’000)	(’000)
Buildings at cost	$27,732	$31,678
Less: accumulated depreciation	(15,007)	(16,065)
Buildings, net	$12,725	$15,613